Subsequent Events (Details Narrative) - Subsequent Event [Member] ₪ in Thousands, shares in Thousands, $ in Thousands						1 Months Ended
	Mar. 31, 2025 shares	Mar. 26, 2025 USD ($)	Mar. 11, 2025 USD ($) shares	Feb. 16, 2025 USD ($)	Feb. 16, 2025 ILS (₪)	Feb. 28, 2025 USD ($)	Feb. 28, 2025 ILS (₪)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 ILS (₪)
Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Investment amount			$ 15,000,000
Investment put notice amount			$ 500,000
Equity Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued | shares			1,000,000
Maximum percentage of shares outstanding			9.99%
Purchase Agreement [Member]
Subsequent Event [Line Items]
Bear interest rate		9.00%
Debt face amount		$ 31,200
Proceeds from debt finincing		100,000
Purchase Agreement [Member] | Notes [Member]
Subsequent Event [Line Items]
Unsecured principal amount		$ 10,400
Bank Hapoalim [Member]
Subsequent Event [Line Items]
Short term loan				$ 38,000	₪ 140,000
Bear interest rate				9.00%	9.00%
Debt repayable terms				repayable in two equal installments on April 30, 2025, and May 31, 2025. In March 2025	repayable in two equal installments on April 30, 2025, and May 31, 2025. In March 2025
Two Officers [Member] | Minimum [Member]
Subsequent Event [Line Items]
Salaries								$ 1,644	₪ 6,000
Two Officers [Member] | Maximum [Member]
Subsequent Event [Line Items]
Salaries						$ 2,740	₪ 10,000
Director [Member] | Warrant [Member]
Subsequent Event [Line Items]
Shares issued | shares	3,636,634